Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The following information replaces the existing tables for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Vicky Hsu, who joined the team as a portfolio manager on December 2, 2021, is provided as of November 30, 2021 and the information for Kevin Sung is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Xtrackers Harvest CSI 300 China A-Shares ETF

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Kevin Sung	$0
Vicky Hsu	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Kevin Sung	$0
Vicky Hsu	$0

Conflicts of Interest

Xtrackers Harvest CSI 300 China A-Shares ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	1	$39,994,403	0	$0
Vicky Hsu	1	$39,310,623	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

December 16, 2021

SAISTKR21-27

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Kevin Sung	1	$2,719,545,248	0	$0
Vicky Hsu	1	$2,340,005,451	0	$0

Xtrackers Harvest CSI 300 China A-Shares ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	5	$998,414,637	0	$0
Vicky Hsu	4	$635,471,523	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	5	$998,414,637	0	$0
Vicky Hsu	4	$635,471,523	0	$0

Xtrackers Harvest CSI 300 China A-Shares ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Kevin Sung	0	$0	0	$0
Vicky Hsu	0	$0	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Kevin Sung	0	$0	0	$0
Vicky Hsu	0	$0	0	$0

Please Retain This Supplement for Future Reference

December 16, 2021

SAISTKR21-27